Cover	Jul. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2026
Entity File Number	814-01069
Entity Registrant Name	TCW Direct Lending LLC
Entity Central Index Key	0001603480
Entity Tax Identification Number	46-5327366
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	51st Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	936-2275
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false